Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Summary of Disaggregation of Revenue by Geographic Area, Business Unit and Products and Services Categories
The information sets below describe the disaggregation of revenue from external customers by geographic area, business unit and products and services categories in which the Company operates. The timing in which the revenues are recognized by the business units in the Company, is mainly at the point in the time in which control of goods is transferred, or over time when the services are rendered, in its entirety to the customer.

		Coca-Cola FEMSA					Proximity Americas Division						Proximity Europe Division						Health Division						Fuel Division						Other						Total
	2025		2024		2023		2025		2024		2023		2025		2024		2023		2025		2024(4)		2023		2025		2024		2023		2025		2024(5)		2023		2025		2024		2023
By geographic areas:
Mexico and Central America (1)	Ps.	169,641	Ps.	166,996	Ps.	149,362	Ps.	303,687	Ps.	294,341	Ps.	272,456	Ps.	—	Ps.	—	Ps.	—	Ps.	9,768	Ps.	12,441	Ps.	11,922	Ps.	67,195	Ps.	65,365	Ps.	58,499	Ps.	24,733	Ps.	20,209	Ps.	29,652	Ps.	575,024	Ps.	559,352	Ps.	521,891
United States (2)		—		—		—		13,699		3,729		15		—		—		—		—		—		—		—		—		—		—		—		—		13,699		3,729		15
South America (3)		122,105		112,797		95,726		11,453		9,127		6,049		—		—		—		78,361		67,314		63,436		—		—		—		4,395		—		—		216,314		189,238		165,211
Europe		—		—		—		—		—		—		57,028		49,755		43,552		—		—		—		—		—		—		—		—		—		57,028		49,755		43,552
Total revenues		291,746		279,793		245,088		328,839		307,197		278,520		57,028		49,755		43,552		88,129		79,755		75,358		67,195		65,365		58,499		29,128		20,209		29,652		862,065		802,074		730,669
Consolidation adjustments		10,466		10,193		8,448		3,390		3,430		1,735		—		—		—		—		—		3		47		176		349		7,208		6,690		17,442		21,111		20,489		27,977
Consolidated revenues		281,280		269,600		236,640		325,449		303,767		276,785		57,028		49,755		43,552		88,129		79,755		75,355		67,148		65,189		58,150		21,920		13,519		12,210		840,954		781,585		702,692
By products and/or services
Products sold at a point-in time	Ps.	291,746	Ps.	279,793	Ps.	245,088	Ps.	328,839	Ps.	307,197	Ps.	278,520	Ps.	57,028	Ps.	49,755	Ps.	43,552	Ps.	88,129	Ps.	79,755	Ps.	75,358	Ps.	60,704	Ps.	64,975	Ps.	57,616	Ps.	29,128	Ps.	20,209	Ps.	29,652	Ps.	855,574	Ps.	801,684	Ps.	729,786
Services revenues over time		—		—		—		—		—		—		—		—		—		—		—		—		6,491		390		883		—		—		—		6,491		390		883
Consolidation adjustments		10,466		10,193		8,448		3,390		3,430		1,735		—		—		—		—		—		3		47		176		349		7,208		6,690		17,442		21,111		20,489		27,977
Consolidated revenues		281,280		269,600		236,640		325,449		303,767		276,785		57,028		49,755		43,552		88,129		79,755		75,355		67,148		65,189		58,150		21,920		13,519		12,210		840,954		781,585		702,692

(1)Central America includes Guatemala, Nicaragua, Costa Rica and Panama. Domestic (Mexico only) revenues were Ps.541,577, Ps. $503,207 and Ps. $456,709 during the years ended December 31, 2025, 2024 and 2023, respectively.

(2)In 2023 the Company finalized the merger of Envoy Solutions, LLC into Brady Plus, keeping an economic interest of 37% in IFS TopCo. The revenues from this business unit were reclassified to discontinued operations for the years ended December 31, 2025, 2024 and 2023.

(3)South America includes Brazil, Argentina, Perú, Colombia, Chile, Uruguay and Ecuador. South America revenues include Brazilian revenues of Ps. 92,515, Ps. $81,857 and Ps. $53,573 during the years ended December 31, 2025, 2024 and 2023, respectively. South America revenues include Colombia’s revenues of Ps. 62,003, Ps. $54,776 and Ps. $57,432 during the years ended December 31, 2025, 2024 and 2023, respectively. South America revenues include Argentina’s revenues of Ps. 11,010, Ps. $10,990 and Ps. $6,673 during the years ended December 31, 2025, 2024 and 2023, respectively. South America revenues include Chile’s revenues of Ps. 37,038, Ps. $34,259 and Ps. $35,437 during the years ended December 31, 2025, 2024 and 2023, respectively. South America revenues include Uruguay’s revenues of Ps. 1,040, Ps. $5,818 and Ps. $4,415 during the years ended December 31, 2025, 2024 and 2023, respectively. South America revenues include Ecuador’s revenue of Ps. 10,871, Ps. $9,454 and Ps. $8,986 during the years ended in December 31, 2025, 2024 and 2023, respectively. South America revenues includes Peru's revenues of Ps. 1,837, Ps. 1,174, and Ps. 679, for the years ended December 31, 2025, 2024, and 2023.
(4)In 2024 the Company reclassified Ecuador revenues from Central America to South America for an amount of Ps.8,986 for the year ended in December 31, 2023.
(5)In 2024 the Company reclassified revenues from corporate services in the Holding company for an amount of Ps. 27,223 for the year ended in December 31, 2023.